CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Assets
Cash and equivalents	$ 235	$ 74
Trade accounts receivable, less allowances of $11 in 2012 and $12 in 2011	248	295
Inventories
Finished goods	196	187
Work in process	17	16
Materials and supplies	75	84
Inventories	288	287
Current deferred income taxes	114	4
Income tax receivable	52	103
Other current assets	65	64
Assets held for disposal		3,658
Total current assets	1,002	4,485
Property
Land	25	26
Buildings and improvements	756	752
Machinery and equipment	1,137	1,196
Construction in progress	174	110
Property, Plant and Equipment, Gross, Total	2,092	2,084
Accumulated depreciation	1,245	1,226
Property, net	847	858
Trademarks and other identifiable intangibles, net	132	158
Goodwill	348	348
Deferred income taxes	36	56
Other noncurrent assets	80	92
Noncurrent assets held for disposal	5	3,485
Total assets	2,450	9,482
Liabilities and Equity
Notes payable		198
Accounts payable	359	455
Payroll and employee benefits	127	125
Advertising and promotion	116	90
Income taxes payable and current deferred taxes		452
Other accrued liabilities	226	398
Current maturities of long-term debt	5	1
Liabilities held for disposal		2,392
Total current liabilities	833	4,111
Long-term debt	939	1,910
Pension obligation	166	121
Other liabilities	277	317
Noncurrent liabilities held for disposal		1,130
Contingencies and commitments (Note 14)
Equity
Common stock: (authorized 1,200,000,000 shares; $0.01 par value) Issued and outstanding - 120,644,345 shares in 2012 and 117,419,959 shares in 2011	1	6
Capital surplus	144	39
Retained earnings	295	2,161
Unearned stock of ESOP	(61)	(77)
Accumulated other comprehensive income (loss)	(144)	(265)
Total Hillshire Brands common stockholders' equity	235	1,864
Noncontrolling interest		29
Total Equity	235	1,893
Liabilities and Equity, Total	$ 2,450	$ 9,482